Credit facilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Interest payable	$ 543	$ 531
Credit facilities	76,472	76,465	[1]
Credit Facility - Liquid [Member]
Statement Line Items [Line Items]
Funds drawn	29,255	32,375
Interest payable	191	237
Unamortized deferred financing cost	(222)	(554)
Credit Facility - Liquid	29,224	32,058
Credit Facility - Other [Member]
Statement Line Items [Line Items]
Funds drawn	47,248	44,327
Interest payable		294
Unamortized deferred financing cost		(214)
Credit Facility - Other	$ 47,248	$ 44,407

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.